Share-based payments - Expense (benefit) recognized in retention plans (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Expense (benefit) arising from cash-settled share-based payments transactions		$ 105,303	$ 40,724
Expense arising from cash-settled share-based payments transactions	$ (62,262)
Expense arising from equity-settled share-based payments transactions	89,464	75,040	49,659
Total expense arising from share-based payments transactions	$ 27,202	$ 180,343	$ 90,383